Schedule of Notes Payable Related Party (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Less: current maturities	$ 40,000
Notes payable, related party, long-term portion	200,000	200,000
Unsecured Promissory Note One [Member]
Short-Term Debt [Line Items]
Total notes payable. related party	10,000
Unsecured Promissory Note Two [Member]
Short-Term Debt [Line Items]
Total notes payable. related party	10,000
Unsecured Promissory Note Three [Member]
Short-Term Debt [Line Items]
Total notes payable. related party	20,000
Unsecured Promissory Note Four [Member]
Short-Term Debt [Line Items]
Total notes payable. related party	200,000	200,000
Unsecured Promissory Notes [Member]
Short-Term Debt [Line Items]
Total notes payable. related party	$ 240,000	$ 200,000